Goodwill - Changes in carrying amount and impairment testing (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 29,702	$ 29,702
Impairment	(15,483)	0
Goodwill at end of period	$ 14,219	29,702
Number of Cash Generating Units | item	2
U.S. Silicon Metal
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 17,230	17,230
Impairment	(15,483)	0
Goodwill at end of period	1,747	17,230
U.S. Silicon Based Alloys
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	12,472	12,472
Impairment	0	0
Goodwill at end of period	$ 12,472	$ 12,472